SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Feb. 28, 2014
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries, which are accounted for under the voting interest model, and its VIEs, VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

Consolidation of Variable Interest Entities

The Company through TAL Education Technology (Beijing) (“TAL Beijing”), a wholly owned foreign enterprise, has executed a series of contractual agreements with its VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The VIE Arrangements.” These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs.  As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation, (“ASC 810”) instead of the voting interest model of consolidation.

By design, the contractual agreements provide TAL Beijing with a right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810 these agreements are considered variable interests.  Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate, the variable interest entity.  Among other reasons, an entity is considered a variable interest entity if the holders of the equity investment at risk in the entity, as a group, lack any one of the following characteristics of a controlling financial interest:

•                  The power, through voting rights or similar rights, to direct the activities of the entity that most significantly impact the entity’s economic performance

•                  The obligation to absorb the entity’s expected losses, or

•                  The right to receive the entity’s expected residual returns

A reporting entity is considered to be the primary beneficiary, and thus the accounting parent, of a variable interest entity if it possesses both: (a) the power to direct the activities that most significantly impact the economic performance of the variable interest entity and (b) the obligation to absorb losses and/or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

As a result of the contractual arrangements, the nominee shareholders of the VIEs lack the characteristics of a controlling financial interest in the VIEs and therefore the VIEs are considered to be variable interest entities under ASC 810.  The contractual arrangements, by design, provide TAL Beijing the power to direct the activities that most significantly impact the economic performance of the VIEs and the right to receive substantially all the benefits of the VIEs, which causes TAL Beijing to be the primary beneficiary of the VIEs, and accordingly TAL Beijing consolidates their operations.

Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP.  The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable.  Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs.  In the opinion of the Group’s PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law.  See “Note 1 Organization and Principal Activities—The VIE Arrangements.”

The Company has considered the existence of related party relationships, e.g. ownership of an equity interest in the Company and the VIEs, and the effect that might have on the enforceability of the contractual agreements and in turn whether they are substantive.  The Company believes there are no barriers to exercise rights under the contracts and therefore they are substantive and appropriately considered in consolidation analysis in accordance with ASC 810.  In assessing the shareholdings of certain individual parties in the Company and in the VIEs, specifically Mr. Bangxin Zhang, the Company acknowledges that from November 23, 2011, Mr. Bangxin Zhang, a majority nominee shareholder in the VIEs, also held a majority voting interest in the Company, which resulted from conversion of Class B common shares with ten votes per share to Class A common shares with one vote per share by other shareholders. Therefore, the Company has reassessed the consolidation of its VIEs.

Although the contractual arrangements between TAL Beijing and the VIEs were designed to provide TAL Beijing with the characteristics of a controlling financial interest regardless of the respective shareholdings of Mr. Bangxin Zhang, during the period between November 23, 2011 and June 24, 2013, Mr. Bangxin Zhang’s majority voting interest in the Company, when combined with his status as a majority nominee shareholder in the VIEs, could have constrained the ability of the Company to exercise its rights under the contractual agreements. This is due to the fact that Mr. Bangxin Zhang’s majority voting interest in the Company provided him with the legal ability to control the composition of a majority of the board of directors and therefore may have provided him with the legal ability to affect whether or not the Company could exercise the rights contained in the contractual agreements.  Mr. Bangxin Zhang did not exercise this power at any time during the period in which he held a majority voting interest in the Company and during such period, in fact, there was no change in the composition of the board of directors or in the day-to-day operations of the Company.

On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, (1) Mr. Bangxin Zhang cannot requisition or call a meeting of the Company’s shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power.

Upon execution of the Deed, despite his ownership of and as long as he holds a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, Mr. Bangxin Zhang will (1) not be permitted to requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) in relation to any shareholder approvals to appoint or remove a director, only be permitted to exercise up to the number of votes equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) in relation to shareholders’ or board of directors’ consideration or approval of any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevents Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of abbreviated financial information of the VIEs and the Group without the VIEs, after elimination of intercompany balances and transactions.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investments, fair value assessment of long-term investments and consolidation of variable interest entities.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have remaining maturities of three months or less when purchased.

Term deposits

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year. If the term deposits are withdrawn before maturity date, the Company will be subject to a significant penalty for early redemption.

Restricted cash	Restricted cash The Group’s restricted cash is related to deposits required by PRC government authorities for establishing new schools and subsidiaries.
Available-for-sale securities

Available-for-sale securities

Available-for-sale securities are carried at their fair value. Unrealized gains and losses from the changes in fair value are included in accumulated other comprehensive income.

The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. Other-than-temporary impairments below costs are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

As discussed in Note 4, during the year ended February 28, 2014, the Group acquired Kaoyan.com for a total cash consideration of $8,179,342.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of trade name, domain names, partnership agreement, student base, non-compete agreement, copy rights, education license and customer relationship, and are carried at cost, less accumulated amortization and impairment. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Copy rights	5.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Education license	0.9-2.0 years
Customer relationship	3.0-5.0 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the year ended February 28, 2014, the Group did not choose to perform the assessment of qualitative factors for goodwill impairment and performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group performs its annual goodwill impairment test on the last day of each fiscal year.

Cost method investments

Cost method investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group accounts for its investment in Beijing Haidian Holiday Culture Training School (“Holiday School”) using the cost method. This investment is carried at cost and adjusted for other than-temporary declines in fair value of the investment and distributions of earnings. This investment was fully impaired for the year ended February 29, 2012. The impairment on long-term investment is discussed in Note 3.

Equity method investments

Equity method investments

Investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, is accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Fair value option method investments

Fair value option method investments

The Group elected the fair value option method to value the investments, which were not applied to cost method, equity method and classified as debt securities or equity securities, and the fair value change was recognized into the consolidated statements of operations. The Group accounts for its investments in Beijing Century Mingde Education Technology Co., Ltd (“Century Mingde”) and a third-party online education platform using fair value method.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of available-for-sale securities and long-term investments is discussed in Note 12.

Revenue recognition

Revenue recognition

Revenue is recognized when earned and is reported net of business tax.

The primary sources of the Group’s revenues are as follows:

(a)                                 Educational programs and services

The educational programs and services primarily consist of after-school group tutoring (including Xueersi Peiyou small class and Mobby) and personalized premium services. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 29, 2012, February 28, 2013 and February 28, 2014 are $171,331,866, $218,006,411 and $303,842,180, respectively.

Generally, for Xueersi Peiyou small class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a Xueersi Peiyou small class course is delivered, no refund will be provided. For Xueersi Peiyou small class courses with less than seven classes, no refund will be provided after the commencement of the courses. For Mobby courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses. The coupon has fixed dollar amounts and can only be used against future courses. The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

The Group has a sales incentive plan effective from September 1, 2013 for personalized premium services. Under the sales incentive plan, students can get certain number of free classes in the future based on the amounts of tuition fees they deposit and consume. Revenue is recognized proportionately as the tutoring sessions are delivered by applying the related discount rates based on the deposited amounts. If there are any changes in the discount rates due to additional tuition fee payment or tuition fee refund, changes in revenue are recognized using a cumulative catch-up method.

(b)                                 Online education services

The online education services provided by the Group to its customers include audio-video course content. The revenue for online education services for the years ended February 29, 2012, February 28, 2013 and February 28, 2014 are $5,736,664, $6,962,012 and $9,289,431, respectively.

Customers enroll for online courses through the use of prepaid study cards or payment to the Group’s on-line accounts. The proceeds collected from the online course education are initially recorded as deferred revenue. Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from five to fifteen months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

(c)                                  Educational materials and others

The Group sells educational materials to students at the Group’s service centers. Revenue is recognized after a service contract is signed, the price is fixed or determinable, educational materials are delivered and collection of the receivables is reasonably assured. The revenue for educational materials and others for the years ended February 29, 2012, February 28, 2013 and February 28, 2014 are $451,142, $962,672 and $763,594, respectively.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates. Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

Value added tax

Pursuant to the PRC tax laws, in case of any product sales, generally the Value added tax (“VAT”) rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Implementation of such VAT pilot program was phased into Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. The Group’s online education services and inter-company technical services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue for general VAT payer and hence Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida are deemed as general VAT payer at the rate of 6% since the policy was effective as of September 2012. Zhixuesi Beijing, as a newly established company is deemed as general VAT payer at the rate of 6% since August 2013.  Tianjin Education is deemed as general VAT payer at the rate of 6% since January 2014.

For certain software related products that are qualified as “software products” by PRC tax authorities; the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis.

For the calendar years 2011, 2012, and 2013, TAL Beijing filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. For the calendar years 2012 and 2013, Yidu Huida filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. For the calendar year 2013, Beijing Xintang Sichuang filed its VAT return at a rate of 17% and enjoyed a 14% VAT refund. Xueersi Education filed its VAT return at the rate of 13% for the book sales that enjoyed a preferential tax rate from August 2010 and enjoyed a exemption from February 2014 to July 2017.

Business tax

Business tax

The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the operating expenses in the consolidated statements of operations.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred. Total advertising costs incurred were $2,718,675, $2,502,489, and $2,779,346 for the years ended February 29, 2012, February 28, 2013 and February 28, 2014, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

Government subsidies

The Group reports government subsidies as other operating income when received from local government authority with no limitation on the use of the subsidies. The Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when it is received and records it as other operating income when there is no further performance obligation.

Government subsidies received totaled $213,270, $793,007 and $1,092,286 for the years ended February 29, 2012, February 28, 2013, and February 28, 2014, respectively. The Group recorded $213,270, $632,269 and $1,104,750 government subsidies as other operating income for the years ended February 29, 2012, February 28, 2013, and February 28, 2014, respectively.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 29, 2012, February 28, 2013 and February 28, 2014 the Group recorded exchange gains of $4,211,173, $938,116 and $1,026,482 respectively in other income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, term deposits and restricted cash of the Group included aggregate amounts of US$207,803,373 and US$269,266,326 as of February 28, 2013 and 2014, respectively, which were denominated in RMB.

Income taxes

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities, and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits and restricted cash. The Group places its cash and cash equivalents, term deposits and restricted cash in financial institutions with high credit ratings.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, available-for-sale securities, accounts payables and income tax payable. The fair value of cash and cash equivalents, term deposits, restricted cash, accounts payables and income tax payable approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. All highly liquid short-term investments purchased with remaining maturity of three months or less at the date of acquisition are included in cash and cash equivalents.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Recent accounting pronouncements adopted and not yet adopted

Recent accounting pronouncements adopted

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this guidance did not have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this Accounting Standards Updates (‘‘ASU’’) do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under US GAAP.

The new amendments will require an organization to:

•                                          Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under US GAAP to be reclassified to net income in its entirety in the same reporting period.

•                                          Cross-reference to other disclosures currently required under US GAAP for other reclassification items (that are not required under US GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of this guidance did not have a significant effect on its consolidated financial statements.